INCOME TAXES	12 Months Ended
Sep. 30, 2024
INCOME TAXES
INCOME TAXES

NOTE 23 – INCOME TAXES

	As of September 30,
	2024	2023
Deferred tax assets:
Bad debt allowance recorded for accounts receivable, other receivable, and long-term prepayments	$1,137,100	$2,643,662
Inventory provision	—	14,972
Net operating loss carry-forward	105,130	2,850
Less: valuation allowance	(1,242,230)	(2,661,484)
Total	$—	$—

Deferred income taxes reflect the net effects of temporary difference between the carrying amounts of assets and liabilities for financial statement purposes and the amounts used for income tax purposes. The Company had no deferred tax assets as of September 30, 2024 and 2023. The Company evaluated the likelihood of the realization of deferred tax assets and reduces the carrying amount of the deferred tax assets by a valuation allowance to the extent it believes a portion will not be realized.

Income taxes for the years ended September 30, 2024 and 2023 are attributed to the Company’s continuing operations in China and consisted of:

	For the year ended September 30,
	2024	2023
Current income tax expense (recovery)	$12,106	$(782,752)
Deferred income tax expenses	—	322,897
Total income tax expense (recovery)	$12,106	$(459,855)

Per the consolidated statements of operations and comprehensive income, the income tax expenses for the Company can be reconciled to the income before income taxes for the years ended September 30, 2024 and 2023 as follows:

	For the year ended September 30,
	2024	2023
Income before taxes excluded the amounts of loss incurring entities	$—	$—
PRC EIT tax rates	15%	15%
Tax effect of deferred tax recognized	—	322,897
Adjustment on current income tax of the prior periods	12,106	—
Change in unrecognized tax benefits	—	(782,752)
Income tax expense (recovery)	$12,106	$(459,855)

Under the Law of the People’s Republic of China on Enterprise Income Tax (“New EIT Law”), which was effective from January 1, 2008, both domestically- owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25%.

Zhejiang Zhengkang was entitled High and New Technology Enterprise (“HNTE”) and enjoyed preferential tax rate of 15% for a three-year validity period from April 16, 2009. And the HNTE certificate was renewed on October 29, 2012, September 17, 2015 and September 17, 2018 all with a three-year validity period respectively. Thus, Zhejiang Zhengkang is eligible for a 15% preferential tax rate from November 30, 2021 to November 30, 2024.

ZK International and xSigma Corporation is not subject to income taxes under the current laws of BVI. ZK Pipe was registered in Hong Kong and is subject to corporate income tax at 16.5% if revenue is generated in Hong Kong. Wenzhou Zhengfeng and Wenzhou Weijia were both registered in the PRC and have applicable EIT rate of 25%. ZK Uganda was registered in the Republic of Uganda and is subject to corporate income tax at 30% if revenue is generated in Uganda.

Due to the Company’s status as a public company, the Company is able to negotiate with local PRC taxing authorities a reduction to certain amounts that such authorities may believe are due and a reduction to any interest or penalties thereon. To the extent our Company is able to negotiate such amounts, national-level taxing authorities may take the position that localities are without power to reduce such liabilities, and such PRC taxing authorities may attempt to collect the unpaid taxes. The PRC tax law provides statute of limitations of 3 years to collect unpaid taxes. The Company recognizes the portion of unrecognized tax benefit that is beyond 3 years as reduction of its tax liabilities due to the fact that the statute of limitations for the relevant taxing authorities to examine and challenge the tax position has expired.

The changes in unrecognized tax benefits are as follows:

	For the year ended September 30,
	2024	2023
Balance at beginning period	$—	$817,059
Addition for tax positions of the current year	—	(38,695)
Lapse of statute of limitations	—	(785,337)
Effect of exchange rate changes	—	6,973
Balance at ending period	$—	$—

As of September 30, 2024 and 2023, the Company had no unrecognized tax benefits. For the fiscal years 2024 and 2023, no tax authority initiated tax examination against the Company and the Company was issued Certificate of No Tax Arrears on November 6, 2023 by local tax authority which indicates the Company has fully paid income taxes for its tax returns since January 01, 2017.